Accumulated Other Comprehensive Loss Reclassification Adjustments (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Interest expense		$ (24.3)	$ (7.6)	$ (35.8)	$ (15.6)
Interest income		6.3	6.8	11.2	14.7
Total reclassifications for the period		1.0	1.1	1.8	2.1
Interest Rate Hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Interest expense		0.0	0.0	(0.1)	(0.1)
Net actuarial loss amortization | Reclassification out of Accumulated Other Comprehensive Income [Member]
Net periodic benefit cost	[1]	1.0	1.2	1.9	2.3
Net actuarial loss amortization, tax		(0.5)	(0.6)	(1.0)	(1.2)
Net prior service benefit amortization | Reclassification out of Accumulated Other Comprehensive Income [Member]
Net periodic benefit cost	[1]	0.0	(0.1)	0.0	(0.1)
Pension and Other Post-retirement Benefits
Total reclassifications for the period		1.0	1.1	1.9	2.2
Pension and Other Post-retirement Benefits | Reclassification out of Accumulated Other Comprehensive Income [Member]
Net periodic benefit cost		$ 1.0	$ 1.1	$ 1.9	$ 2.2

[1]	Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 12).